Intangible Assets (Schedule Of Estimated Amortization Expense) (Details) $ in Thousands	Jan. 02, 2016 USD ($)
Intangible Assets [Abstract]
2016	$ 1,535
2017	1,535
2018	1,535
2019	1,535
2020	1,378
Thereafter	2,884
Total estimated amortization expense	$ 10,402